Income Tax Recovery (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	As at
	December 31, 2025 $	December 31, 2024 $
Deferred tax assets:
Vessels and equipment	72	113
Tax losses carried forward(1)(2)	—	1,005
Provisions and accruals	5,655	2,491
Other	247	625
Total deferred tax assets	5,974	4,234
Deferred tax liabilities:
Vessels and equipment	—	83
Other	624	47
Total deferred tax liabilities	624	130
Net deferred tax assets	5,350	4,104
(1)    Substantially all of the Company's estimated net operating loss carryforwards of $1.0 million as at December 31, 2024, related to its Bermudian subsidiaries.
(2)    In December 2023, Bermuda enacted income tax legislation which is effective as of January 1, 2025. The Bermudian corporate income tax rate is 15%, which rate was used to determine the deferred tax asset related to Bermuda at December 31, 2024.
The Company believes that it is more likely than not that the benefit from its net deferred tax assets will be realized and therefore has not raised a valuation allowance on deferred tax assets.
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income tax recovery (expense) are as follows:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Current	2,942	(2,469)	(13,816)
Deferred	982	2,064	1,224
Income tax recovery (expense)	3,924	(405)	(12,592)

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the tax charge at the Bermudian statutory income tax rate of 15% and the actual tax charge related to the year ended December 31,2025, is as set forth in the table below:

	Year Ended December 31,
	2025 $	%
Bermuda statutory tax rate	(52,089)	(15.0)
Foreign tax effects:
United Kingdom:
Statutory tax rate difference with United Kingdom	(30,335)	(8.7)
Income subject to tonnage tax regime	75,914	21.8
Tonnage tax	(713)	(0.2)
Other	(115)	—
Other foreign jurisdictions	(2,320)	(0.7)
Non-taxable or non-deductible items	1,385	0.4
Changes in unrecognized tax benefits	11,786	3.4
Other adjustments	411	0.1
Income tax recovery and effective tax rate	3,924	1.1

In accordance with disclosure requirements prior to the adoption of ASU 2023-09, the reconciliations of the tax charge at the applicable statutory income tax rates and the actual tax charge related to the years ended December 31, 2024 and 2023, are as set forth in the table below. The consolidated weighted average tax rate will vary from year-to-year according to the source of earnings or losses by country and the change in applicable tax rates.

	Year Ended December 31,
	2024 $	2023 $
Net income before taxes	404,072	532,482
Net income not subject to taxes	(377,996)	(509,581)
Net income subject to taxes	26,076	22,901
At applicable statutory tax rates	(6,198)	(4,761)
Permanent and currency differences and adjustments to uncertain tax positions	5,201	(7,505)
Other	592	(326)
Tax expense related to the year	(405)	(12,592)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Balance as at January 1	41,404	47,813	42,046
Increases for positions related to the current year	1,322	2,482	9,708
Increases for positions related to prior years	4,534	6,805	7,394
Decreases for positions taken in prior years	—	(3,303)	(4,798)
Decreases related to expiry of limitation period	(17,642)	(9,153)	(5,000)
Foreign exchange loss (gain)	1,455	(3,240)	(1,537)
Balance as at December 31	31,073	41,404	47,813